INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 10 – INTANGIBLE ASSETS

At March 31, 2018 and December 31, 2017, intangible assets consisted of the following:

	Useful Life	March 31, 2018	December 31, 2017
Patents and other technologies	5 Years	$1,583,260	$2,593,478
Goodwill		—	397,569
Less: accumulated amortization		(81,893)	(86,449)
Less: impairment loss		—	(1,321,338)
		$1,501,367	$1,583,260

NOTE 10 – INTANGIBLE ASSETS (continued)

For the three months ended March 31, 2018 and 2017, amortization expense amounted to $81,893 and $0, respectively. Amortization of intangible assets attributable to future periods is as follows:

Twelve-month periods ending March 31:	Amortization amount
2019	$327,571
2020	327,571
2021	327,571
2022	327,571
2023	191,083
$1,501,367

NOTE 10 – INTANGIBLE ASSETS

On October 25, 2017, GenExosome entered into and closed an Asset Purchase Agreement with Yu Zhou, MD, PhD, pursuant to which the Company acquired four patents and other technologies from Dr. Zhou in consideration of $876,087 in cash and 500,000 shares of common stock of the Company and 400 shares of common stock of GenExosome (See Note 1).

In connection with the intangible assets purchase, the fair value of 500,000 shares of the Company’s common stock given to acquire those intangible assets was $500,000 which was valued based on the most recent sale price of the Company’s common share and the fair value of 400 shares of GenExosome’s common stock given to acquire those intangible assets was $1,217,391 which was valued based on the most recent sale price of 600 shares of GenExosome’s common stock, which was sold to the Company on October 25, 2017 pursuant to the Securities Purchase Agreement entered into by GenExosome and the Company. To determine the fair value of GenExosome’s equity consideration given to acquire those intangible assets, the Company used the fair value of the Company’s common share since it was determined to be a better indicator of the fair value of the consideration given to acquire those intangible assets.

The valuation of identifiable intangible assets acquired, representing developed technologies, reflects management’s estimates, and is amortized over the period of estimated benefit using the straight-line method and the estimated useful lives of five years. The straight-line method of amortization represents the Company’s best estimate of the distribution of the economic value of the identifiable intangible assets.

In December 2017, the Company assessed its four patents and other technologies for any impairment and concluded that there were indicators of impairment as of December 31, 2017 and the Company calculated that the estimated undiscounted cash flows were less than the carrying amount of those patents and other technologies. Based on the Company’s analysis, the Company recognized an impairment loss of $923,769 for the year ended December 31, 2017, which reduced the value of four patents and other technologies purchased to $1,583,260.

NOTE 10 – INTANGIBLE ASSETS (continued)

In addition, in connection with the acquisition of Beijing GenExosome (See Note 4), the purchase price exceeded the fair value of net assets acquired by $397,569. The Company allocated the $397,569 excess to goodwill. Goodwill is not amortized, but is tested for impairment at December 31, 2017.

In December 2017, the Company assessed its goodwill for any impairment and concluded that there were indicators of impairment as of December 31, 2017 and the Company calculated that the estimated undiscounted cash flows were less than the carrying amount of goodwill. Based on the Company’s analysis, the Company recognized an impairment loss of $397,569 for the year ended December 31, 2017, which reduced the value of goodwill acquired to zero.

At December 31, 2017 and 2016, intangible assets consisted of the following:

	Useful Life	December 31, 2017	December 31, 2016
Patents and other technologies	5 Years	$2,593,478	$—
Goodwill		397,569	—
Less: accumulated amortization		(86,449)	—
Less: impairment loss		(1,321,338)	—
		$1,583,260	$—

 For the years ended December 31, 2017 and 2016, amortization expense amounted to $86,449 and $0, respectively.

Amortization of intangible assets attributable to future periods is as follows:

Year ending December 31:	Amortization amount
2018	$327,571
2019	327,571
2020	327,571
2021	327,571
2022	272,976
$1,583,260